Ordinary Shares (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands	Mar. 26, 2021 $ / shares shares	Jun. 30, 2021 CNY (¥) shares	Jun. 30, 2021 USD ($) $ / shares shares	Jun. 30, 2020 CNY (¥) shares	Jun. 30, 2020 USD ($) $ / shares shares	Aug. 27, 2019 USD ($) $ / shares shares	Jun. 30, 2019 USD ($)
Ordinary shares, share capital authorized | $						$ 50
Ordinary shares, authorized		500,000,000	500,000,000	500,000,000	500,000,000	500,000,000
Ordinary shares, par value | $ / shares			$ 0.0001		$ 0.0001	$ 0.0001
Ordinary shares, issued shares		56,000,000	56,000,000	50,000,000	50,000,000
Ordinary shares (US$0.0001 par value; authorized 500,000,000 shares; issued and outstanding 50,000,000 and 56,000,000 shares as of June 30, 2020 and 2021, respectively)		¥ 36	$ 6	¥ 34	$ 5		$ 5
ADS
Number of ordinary shares per ADS	2
Pro-rata
Ordinary shares, authorized						50,000,000
Ordinary shares, par value | $ / shares						$ 0.0001
Ordinary shares (US$0.0001 par value; authorized 500,000,000 shares; issued and outstanding 50,000,000 and 56,000,000 shares as of June 30, 2020 and 2021, respectively) | $						$ 5
IPO | ADS
Issuance of shares through IPO (in shares)	3,000,000
ADS price per share | $ / shares	$ 10.00